Fair Value Measurements: - Carrying amount and estimated fair value of senior notes and junior subordinated debentures (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	$ 1,549,792	$ 1,601,632
6.375% Senior Notes, due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	328,333	327,222
Estimated Fair Value	327,525	305,250
Junior Subordinated Debentures
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	123,295	124,814
Estimated Fair Value	$ 128,022	$ 148,731